Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant accounting policies [Abstract]
Significant accounting policies (Tables), Balance sheet impact of IFRS 16 adoption [Text Block]

Balance sheet impact of IFRS 16 adoption

in millions of EUR
Balance sheet captions	January 1, 2019	IFRS 16	January 1, 2019
Property, plant and equipment	1,712	760	2,472
Other current assets	469	(12)	457
Deferred tax assets	1,828	5	1,833
Shareholders' equity	12,088	(33)	12,055
Long-term debt	3,427	656	4,083
Long-term provisions	1,788	(6)	1,782
Short-term debt	1,394	147	1,541
Accrued liabilities	1,537	(11)	1,526

Significant accounting policies (Tables), Reconciliation of operating lease commitments to lease liabilities [Text Block]

Reconciliation of operating lease commitments to lease liabilities

in millions of EUR

Operating lease commitments disclosed as of December 31, 2018	756

Discounted using the lessee’s incremental borrowing rate at the date of initial application	699
Add: finance lease liabilities recognized as at December 31, 2018	330
(Less): short-term leases recognized on a straight-line basis as expense	(17)
Add: lease extensions considered reasonably certain	121

Lease liability recognized as of January 1, 2019	1,133
Of which are:
Current lease liabilities	241
Non-current lease liabilities	892

Significant accounting policies (Tables), Retained earnings impact of IFRS 16 adoption [Text Block]

Retained earnings impact of IFRS 16 adoption

in millions of EUR

Retained earnings as of December 31, 2018	8,266
IFRS 16 adjustments due to modified retrospective approach
Asset retrospective calculation	(38)
Deferred tax asset impact	5
Opening balance Retained earnings as of January 1, 2019	8,233